SUBSEQUENT EVENTS (Details Narrative) - USD ($)									1 Months Ended	2 Months Ended	3 Months Ended		12 Months Ended
	Apr. 01, 2022	Mar. 30, 2022	Mar. 25, 2022	Mar. 03, 2022	Feb. 22, 2022	Jan. 21, 2022	Jun. 30, 2021	Jun. 03, 2021	Dec. 31, 2021	Mar. 30, 2022	Mar. 31, 2022	Mar. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Subsequent Event [Line Items]
Proceeds from the exercise of warrants													$ 4,000,000
Shares issued for cash													1,000,000
Proceeds from related party debt													6,700,000	$ 225,000
Stock Issued During Period, Value, Acquisitions													$ 10,000,000
Shares cancelled
Juan and Javier Gonzalez [Member]
Subsequent Event [Line Items]
Number of shares of common stock								4,672,897
Tickeri Inc [Member]
Subsequent Event [Line Items]
Number of shares of common stock														10,000,000
Shares issued for cash														$ 468
Tickeri Inc [Member] | HUMBL Inc [Member]
Subsequent Event [Line Items]
Purchase price								$ 20,000,000
Acquisition transaction costs								20,000,000
Series B Preferred Stock [Member]
Subsequent Event [Line Items]
Common shares converted									7,939
Two Promissory Notes [Member] | Tickeri Inc [Member] | HUMBL Inc [Member]
Subsequent Event [Line Items]
Payments for acquisition								10,000,000
Secured Promissory Note [Member] | Tickeri Inc [Member] | Juan and Javier Gonzalez [Member]
Subsequent Event [Line Items]
Aggregate principal amount								5,000,000
One Convertible Note and One Non Convertible Note [Member] | Monster Creative LLC [Member] | Doug Brandt [Member]
Subsequent Event [Line Items]
Aggregate principal amount							$ 8,000,000
One Convertible Note and One Non Convertible Note [Member] | Monster Creative LLC [Member] | Kevin Childress [Member]
Subsequent Event [Line Items]
Aggregate principal amount							$ 8,000,000
Convertible Notes [Member] | Monster Creative LLC [Member] | Doug Brandt and Kevin Childress [Member]
Subsequent Event [Line Items]
Interest rate							5.00%
Aggregate principal amount							$ 7,500,000
Conversion price per share							$ 1.20
Debt term							18 months
Non Convertible Notes [Member] | Monster Creative LLC [Member] | Doug Brandt and Kevin Childress [Member]
Subsequent Event [Line Items]
Interest rate							5.00%
Maturity date							Apr. 01, 2022
Aggregate principal amount							$ 500,000
Debt term							3 years
Warrant [Member]
Subsequent Event [Line Items]
Proceeds from the exercise of warrants													$ 2,000,000
Common Stock [Member]
Subsequent Event [Line Items]
Number of shares of common stock													437,500
Shares issued for cash													$ 4
Number of shares issued for assigned													9,345,794
Stock Issued During Period, Value, Acquisitions													$ 93
Common Stock [Member] | Tickeri Inc [Member] | HUMBL Inc [Member]
Subsequent Event [Line Items]
Payments for acquisition								$ 10,000,000
Subsequent Event [Member]
Subsequent Event [Line Items]
Number of shares of common stock	13,200,000									675,000
Proceeds from related party debt											$ 3,000,000
Shares cancelled			175,000
Subsequent Event [Member] | Tickeri Inc [Member] | Juan Gonzalez [Member]
Subsequent Event [Line Items]
Number of shares of common stock								4,672,897
Subsequent Event [Member] | Tickeri Inc [Member] | Javier Gonzalez [Member]
Subsequent Event [Line Items]
Number of shares of common stock								4,672,897
Subsequent Event [Member] | Tickeri Inc [Member] | HUMBL Inc [Member]
Subsequent Event [Line Items]
Purchase price								$ 20,000,000
Acquisition transaction costs								20,000,000
Subsequent Event [Member] | Series B Preferred Stock [Member]
Subsequent Event [Line Items]
Number of shares of common stock												220,640,000
Shares cancelled			4,900
Common shares converted			49,000,000									22,064
Subsequent Event [Member] | Promissory Notes [Member]
Subsequent Event [Line Items]
Proceeds from related party debt		$ 1,500,000			$ 3,000,000
Interest rate		4.00%			4.00%					4.00%		4.00%
Maturity date		Mar. 30, 2025			Feb. 22, 2025
Subsequent Event [Member] | Two Promissory Notes [Member] | Tickeri Inc [Member] | HUMBL Inc [Member]
Subsequent Event [Line Items]
Payments for acquisition								$ 10,000,000
Subsequent Event [Member] | Secured Promissory Note [Member] | Tickeri Inc [Member] | Juan and Javier Gonzalez [Member]
Subsequent Event [Line Items]
Interest rate								5.00%
Maturity date								Dec. 31, 2022
Aggregate principal amount								$ 5,000,000
Subsequent Event [Member] | Restricted Stock Units (RSUs) [Member]
Subsequent Event [Line Items]
Number of shares of common stock	26,800,000
Vesting period	2 years
Shares issued for cash	$ 6,756,000
Contingent consideration	$ 4,526,520
Subsequent Event [Member] | Warrant [Member]
Subsequent Event [Line Items]
Number of shares of common stock						10,000,000
Proceeds from the exercise of warrants						$ 2,000,000
Subsequent Event [Member] | Common Stock [Member] | Tickeri Inc [Member] | HUMBL Inc [Member]
Subsequent Event [Line Items]
Payments for acquisition								$ 10,000,000
Subsequent Event [Member] | Settlement Agreement [Member]
Subsequent Event [Line Items]
Number of shares of common stock													4,000,000
Subsequent Event [Member] | Stock Purchase Agreement [Member]
Subsequent Event [Line Items]
Cash acquired from acquisition				$ 150,000
Number of shares issued for assigned				8,962,036
Stock Issued During Period, Value, Acquisitions				$ 1,500,000
Purchase price				$ 1,650,000